NATIONWIDE

VARIABLE

ACCOUNT-6

Annual Report

to

Contract Owners

December 31, 2016

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide Variable Account-6:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-6 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)), as of December 31, 2016, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year periods then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2016, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 21, 2017

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2016

Assets:
Investments at fair value:
NVIT Government Bond Fund - Class I (GBF)
2,728 shares (cost $32,328)	$29,244
NVIT Money Market Fund - Class I (SAM)
7,008,318 shares (cost $7,008,318)	7,008,318
NVIT Large Cap Growth Fund - Class I (NVOLG1)
19,423 shares (cost $345,687)	309,023
High Income Portfolio - Initial Class (FHIP)
13,059 shares (cost $71,799)	70,256
VIP Asset Manager Portfolio - Initial Class (FAMP)
25,335 shares (cost $362,483)	387,116
VIP Overseas Portfolio - Initial Class (FOP)
2,673 shares (cost $46,217)	47,613
Advantage - VT International Equity Fund - Class 1 (WFVIE1)
815,398 shares (cost $3,840,445)	3,595,906
Advantage - VT Small Cap Growth Fund - Class 1 (WFVSG1)
155,479 shares (cost $1,259,678)	1,323,129
Advantage - VT Opportunity Fund - Class 1 (WFVOP1)
657,679 shares (cost $12,383,231)	16,178,904
VT Omega Growth - Class 1 (EVOM)
518,449 shares (cost $11,395,685)	11,509,573

Total Investments	$40,459,082

Accounts Payable - High Income Portfolio - Initial Class (FHIP)	(24)
Accounts Payable - VIP Overseas Portfolio - Initial Class (FOP)	(19)
Accounts Payable - NVIT Government Bond Fund - Class I (GBF)	(9)
Other Accounts Payable	(234)

$40,458,796

Contract Owners’ Equity:
Accumulation units	40,458,796

Total Contract Owners’ Equity (note 5)	$40,458,796

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENT OF OPERATIONS

Year Ended December 31, 2016

Investment Activity:	Total	GBF	SAM	NVOLG1	FHIP	FAMP	FOP	WFVIE1
Reinvested dividends	$508,633	598	355	2,516	3,618	6,151	710	114,363
Mortality and expense risk charges (note 2)	(578,667)	(567)	(94,939)	(5,033)	(979)	(5,890)	(748)	(50,970)

Net investment income (loss)	(70,034)	31	(94,584)	(2,517)	2,639	261	(38)	63,393

Realized gain (loss) on investments	2,288,042	(1,275)	-	12,086	(165)	(1,856)	(2,886)	(37,243)
Change in unrealized gain (loss) on investments	(3,082,990)	1,670	-	(80,629)	6,150	(10,886)	(1,804)	(247,121)

Net gain (loss) on investments	(794,948)	395	-	(68,543)	5,985	(12,742)	(4,690)	(284,364)

Reinvested capital gains	2,737,710	-	145	79,329	-	18,665	84	278,218

Net increase (decrease) in contract owners’ equity resulting from operations	$1,872,728	426	(94,439)	8,269	8,624	6,184	(4,644)	57,247

Investment Activity:	WFVSG1	WFVOP1	EVOM	WFVSV1
Reinvested dividends	$-	365,103	-	15,219
Mortality and expense risk charges (note 2)	(17,221)	(222,618)	(165,093)	(14,609)

Net investment income (loss)	(17,221)	142,485	(165,093)	610

Realized gain (loss) on investments	42,127	744,173	489,340	1,043,741
Change in unrealized gain (loss) on investments	(47,382)	(820,824)	(1,055,114)	(827,050)

Net gain (loss) on investments	(5,255)	(76,651)	(565,774)	216,691

Reinvested capital gains	123,128	1,585,512	652,629	-

Net increase (decrease) in contract owners’ equity resulting from operations	$100,652	1,651,346	(78,238)	217,301

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2016 and 2015

	Total		GBF		SAM		NVOLG1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(70,034)	(383,390)	31	152	(94,584)	(88,043)	(2,517)	(3,752)
Realized gain (loss) on investments	2,288,042	2,191,340	(1,275)	(264)	-	-	12,086	40,071
Change in unrealized gain (loss) on investments	(3,082,990)	(7,350,649)	1,670	(635)	-	-	(80,629)	(87,786)
Reinvested capital gains	2,737,710	4,341,702	-	-	145	-	79,329	66,972

Net increase (decrease) in contract owners’ equity resulting from operations	1,872,728	(1,200,997)	426	(747)	(94,439)	(88,043)	8,269	15,505

Equity transactions:
Purchase payments received from contract owners (note 3)	473,446	517,083	-	-	161,355	205,218	2,101	46,987
Transfers between funds	-	-	-	-	2,282,610	619,902	324	-
Redemptions (note 3)	(5,843,505)	(6,251,294)	(18,108)	(2,720)	(1,087,817)	(1,808,934)	(85,187)	(123,724)
Contingent deferred sales charges (note 2)	(109)	(1,158)	-	-	-	(4)	-	-
Adjustments to maintain reserves	(125)	(176)	(4)	(1)	(12)	(33)	2	(8)

Net equity transactions	(5,370,293)	(5,735,545)	(18,112)	(2,721)	1,356,136	(983,851)	(82,760)	(76,745)

Net change in contract owners’ equity	(3,497,565)	(6,936,542)	(17,686)	(3,468)	1,261,697	(1,071,894)	(74,491)	(61,240)
Contract owners’ equity beginning of period	43,956,361	50,892,903	46,921	50,389	5,746,585	6,818,479	383,492	444,732

Contract owners’ equity end of period	$40,458,796	43,956,361	29,235	46,921	7,008,282	5,746,585	309,001	383,492

CHANGES IN UNITS:
Beginning units	2,537,079	2,862,803	2,460	2,602	484,677	567,031	16,348	19,645
Units purchased	327,609	101,028	-	-	241,231	71,336	111	1,969
Units redeemed	(640,699)	(426,752)	(917)	(142)	(126,493)	(153,690)	(3,569)	(5,266)

Ending units	2,223,989	2,537,079	1,543	2,460	599,415	484,677	12,890	16,348

	FHIP		FAMP		FOP		WFVIE1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$2,639	3,643	261	469	(38)	(117)	63,393	126,286
Realized gain (loss) on investments	(165)	764	(1,856)	15,896	(2,886)	(3,262)	(37,243)	43,475
Change in unrealized gain (loss) on investments	6,150	(7,975)	(10,886)	(56,573)	(1,804)	4,238	(247,121)	(112,706)
Reinvested capital gains	-	-	18,665	35,882	84	78	278,218	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,624	(3,568)	6,184	(4,326)	(4,644)	937	57,247	57,055

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	47,651	-	-	13,131	13,933
Transfers between funds	-	-	-	4,760	-	12,452	131,580	(38,315)
Redemptions (note 3)	(7,105)	(16,508)	(65,486)	(127,723)	(23,720)	(10,092)	(515,493)	(383,270)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	(257)
Adjustments to maintain reserves	(7)	(8)	7	(21)	(8)	(4)	(28)	(4)

Net equity transactions	(7,112)	(16,516)	(65,479)	(75,333)	(23,728)	2,356	(370,810)	(407,913)

Net change in contract owners’ equity	1,512	(20,084)	(59,295)	(79,659)	(28,372)	3,293	(313,563)	(350,858)
Contract owners’ equity beginning of period	68,720	88,804	446,407	526,066	75,966	72,673	3,909,424	4,260,282

Contract owners’ equity end of period	$70,232	68,720	387,112	446,407	47,594	75,966	3,595,861	3,909,424

CHANGES IN UNITS:
Beginning units	3,901	4,789	17,867	20,789	3,722	3,638	300,827	330,657
Units purchased	-	-	-	2,015	-	1,188	15,223	3,949
Units redeemed	(373)	(888)	(2,622)	(4,937)	(1,231)	(1,104)	(44,277)	(33,779)

Ending units	3,528	3,901	15,245	17,867	2,491	3,722	271,773	300,827

	WFVSG1		WFVOP1		EVOM		WFVSV1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(17,221)	(18,623)	142,485	(182,360)	(165,093)	(187,816)	610	(33,114)
Realized gain (loss) on investments	42,127	90,556	744,173	1,007,511	489,340	850,502	1,043,741	136,845
Change in unrealized gain (loss) on investments	(47,382)	(272,496)	(820,824)	(3,367,167)	(1,055,114)	(2,863,774)	(827,050)	(578,844)
Reinvested capital gains	123,128	159,398	1,585,512	1,837,528	652,629	2,241,844	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	100,652	(41,165)	1,651,346	(704,488)	(78,238)	40,756	217,301	(475,113)

Equity transactions:
Purchase payments received from contract owners (note 3)	10,647	2,186	177,987	157,502	105,741	33,805	2,484	9,801
Transfers between funds	208,082	(73,403)	221,259	(380,865)	359,066	(34,942)	(3,202,921)	(83,147)
Redemptions (note 3)	(131,237)	(148,293)	(2,135,560)	(1,887,876)	(1,257,268)	(1,446,151)	(516,524)	(296,003)
Contingent deferred sales charges (note 2)	-	-	(52)	(245)	(57)	(551)	-	(101)
Adjustments to maintain reserves	(22)	(3)	(35)	(34)	(16)	(44)	(2)	(13)

Net equity transactions	87,470	(219,513)	(1,736,401)	(2,111,518)	(792,534)	(1,447,883)	(3,716,963)	(369,463)

Net change in contract owners’ equity	188,122	(260,678)	(85,055)	(2,816,006)	(870,772)	(1,407,127)	(3,499,662)	(844,576)
Contract owners’ equity beginning of period	1,134,985	1,395,663	16,263,900	19,079,906	12,380,299	13,787,426	3,499,662	4,344,238

Contract owners’ equity end of period	$1,323,107	1,134,985	16,178,845	16,263,900	11,509,527	12,380,299	-	3,499,662

CHANGES IN UNITS:
Beginning units	63,917	75,455	1,006,378	1,130,951	368,602	411,310	268,380	294,502
Units purchased	16,020	291	35,193	14,437	18,501	3,713	1,330	2,130
Units redeemed	(10,034)	(11,829)	(139,255)	(139,010)	(42,218)	(46,421)	(269,710)	(28,252)

Ending units	69,903	63,917	902,316	1,006,378	344,885	368,602	-	268,380

	FOPR
	2016	2015
Investment activity:
Net investment income (loss)	$-	(115)
Realized gain (loss) on investments	-	9,246
Change in unrealized gain (loss) on investments	-	(6,931)
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	2,200

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-
Transfers between funds	-	(26,442)
Redemptions (note 3)	-	-
Contingent deferred sales charges (note 2)	-	-
Adjustments to maintain reserves	-	(3)

Net equity transactions	-	(26,445)

Net change in contract owners’ equity	-	(24,245)
Contract owners’ equity beginning of period	-	24,245

Contract owners’ equity end of period	$-	-

CHANGES IN UNITS:
Beginning units	-	1,434
Units purchased	-	-
Units redeemed	-	(1,434)

Ending units	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-6

NOTES TO FINANCIAL STATEMENTS

December 31, 2016

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-6 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on February 2. 1994. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

NATIONWIDE FUNDS GROUP

NVIT Government Bond Fund - Class I (GBF)

NVIT Money Market Fund - Class I (SAM)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

FIDELITY INVESTMENTS

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Overseas Portfolio - Initial Class (FOP)

WELLS FARGO FUNDS

Advantage - VT International Equity Fund - Class 1 (WFVIE1)

Advantage - VT Small Cap Growth Fund - Class 1 (WFVSG1)

Advantage - VT Opportunity Fund - Class 1 (WFVOP1)

VT Omega Growth - Class 1 (EVOM)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2016 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(i) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7.0% of purchase payments redeemed from Evergreen Ultra Advantage contracts and 6.0% of purchase payments redeemed from Evergreen Ultra Advantage Plus contracts. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0.0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company also deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 1.25%, and an administrative charge of 0.15%, for a total variable account charge of 1.40%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2016 and 2015, total transfers to the Account from the fixed account were $92,780 and $34,222, respectively, and total transfers from the Account to the fixed account were $1,381,432 and $432,331, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $198,236 and $109,139 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2016 and 2015, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2016.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$40,459,082	$-	$-	$40,459,082

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2016 are as follows:

	Purchase of Investments	Sales of Investments
NVIT Government Bond Fund - Class I (GBF)	$598	$18,675
NVIT Money Market Fund - Class I (SAM)	2,608,895	1,347,184
NVIT Large Cap Growth Fund - Class I (NVOLG1)	84,001	89,951
High Income Portfolio - Initial Class (FHIP)	3,618	8,084
VIP Asset Manager Portfolio - Initial Class (FAMP)	24,816	71,376
VIP Overseas Portfolio - Initial Class (FOP)	794	24,468
Advantage - VT International Equity Fund - Class 1 (WFVIE1)	535,873	565,044
Advantage - VT Small Cap Growth Fund - Class 1 (WFVSG1)	360,278	166,880
Advantage - VT Opportunity Fund - Class 1 (WFVOP1)	2,270,514	2,278,882
VT Omega Growth - Class 1 (EVOM)	1,031,881	1,336,862
Advantage - VT Small Cap Value Fund - Class 1 (Obsolete) (WFVSV1)	27,490	3,743,873

	$6,948,758	$9,651,279

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2016, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2016. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes in Contract Owners Equity due to reserves for annuity contracts in payout.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Government Bond Fund - Class I (GBF)
2016	1.40%	1,543	$18.95	$29,235	1.49%	-0.66%
2015	1.40%	2,460	19.07	46,921	1.71%	-1.51%
2014	1.40%	2,602	19.37	50,389	1.97%	3.11%
2013	1.40%	2,742	18.78	51,501	1.77%	-5.40%
2012	1.40%	4,223	19.85	83,843	1.53%	1.61%
NVIT Money Market Fund - Class I (SAM)
2016	1.40%	599,415	11.69	7,008,282	0.01%	-1.39%
2015	1.40%	484,677	11.86	5,746,585	0.00%	-1.40%
2014	1.40%	567,031	12.02	6,818,479	0.00%	-1.40%
2013	1.40%	669,813	12.20	8,168,766	0.00%	-1.40%
2012	1.40%	796,320	12.37	9,849,472	0.00%	-1.40%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2016	1.40%	12,890	23.97	309,001	0.70%	2.19%
2015	1.40%	16,348	23.46	383,492	0.56%	3.62%
2014	1.40%	19,645	22.64	444,732	0.73%	7.28%
2013	1.40%	20,202	21.10	426,342	0.73%	34.79%
2012	1.40%	24,588	15.66	384,971	0.52%	17.02%
High Income Portfolio - Initial Class (FHIP)
2016	1.40%	3,528	19.91	70,232	5.17%	13.01%
2015	1.40%	3,901	17.62	68,720	5.61%	-4.98%
2014	1.40%	4,789	18.54	88,804	5.63%	-0.26%
2013	1.40%	4,982	18.59	92,606	4.58%	4.46%
2012	1.40%	7,168	17.80	127,572	5.78%	12.63%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2016	1.40%	15,245	25.39	387,112	1.47%	1.63%
2015	1.40%	17,867	24.98	446,407	1.50%	-1.26%
2014	1.40%	20,789	25.30	526,066	1.52%	4.35%
2013	1.40%	21,010	24.25	509,466	1.60%	14.09%
2012	1.40%	21,442	21.25	455,741	1.54%	10.90%
VIP Overseas Portfolio - Initial Class (FOP)
2016	1.40%	2,491	19.11	47,594	1.30%	-6.39%
2015	1.40%	3,722	20.41	75,966	1.27%	2.17%
2014	1.40%	3,638	19.98	72,673	1.35%	-9.36%
2013	1.40%	3,650	22.04	80,446	1.21%	28.61%
2012	1.40%	4,643	17.14	79,550	1.89%	19.05%
Advantage - VT International Equity Fund - Class 1 (WFVIE1)
2016	1.40%	271,773	13.23	3,595,861	3.13%	1.81%
2015	1.40%	300,827	13.00	3,909,424	4.31%	0.86%
2014	1.40%	330,657	12.88	4,260,282	2.95%	-6.63%
2013	1.40%	382,671	13.80	5,280,357	2.44%	18.26%
2012	1.40%	445,100	11.67	5,193,500	1.62%	12.09%
Advantage - VT Small Cap Growth Fund - Class 1 (WFVSG1)
2016	1.40%	69,903	18.93	1,323,107	0.00%	6.59%
2015	1.40%	63,917	17.76	1,134,985	0.00%	-4.00%
2014	1.40%	75,455	18.50	1,395,663	0.00%	-3.05%
2013	1.40%	83,497	19.08	1,593,012	0.00%	48.45%
2012	1.40%	99,557	12.85	1,279,483	0.00%	6.60%
Advantage - VT Opportunity Fund - Class 1 (WFVOP1)
2016	1.40%	902,316	17.93	16,178,845	2.29%	10.95%
2015	1.40%	1,006,378	16.16	16,263,900	0.40%	-4.21%
2014	1.40%	1,130,951	16.87	19,079,906	0.30%	9.15%
2013	1.40%	1,287,443	15.46	19,898,986	0.45%	29.16%
2012	1.40%	1,506,121	11.97	18,023,481	0.57%	14.18%

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VT Omega Growth - Class 1 (EVOM)
2016	1.40%	344,885	33.37	11,509,527	0.00%	-0.64%
2015	1.40%	368,602	33.59	12,380,299	0.00%	0.20%
2014	1.40%	411,310	33.52	13,787,426	0.00%	2.63%
2013	1.40%	473,449	32.66	15,463,565	0.40%	38.25%
2012	1.40%	547,346	23.62	12,930,654	0.00%	19.06%
Advantage - VT Small Cap Value Fund - Class 1 (obsolete) (WFVSV1)
2015	1.40%	268,380	13.04	3,499,662	0.56%	-11.60%
2014	1.40%	294,502	14.75	4,344,238	0.61%	3.17%
2013	1.40%	329,814	14.30	4,715,769	0.96%	13.42%
2012	1.40%	375,142	12.61	4,729,212	1.15%	12.73%
VIP Overseas Portfolio - Initial Class R (obsolete) (FOPR)
2014	1.40%	1,434	16.91	24,245	1.39%	-9.38%
2013	1.40%	1,382	18.66	25,786	1.38%	28.63%
2012	1.40%	1,525	14.51	22,122	1.79%	19.02%

2016	Contract owners’ equity:				$40,458,796
2015	Contract owners’ equity:				$43,956,361
2014	Contract owners’ equity:				$50,892,903
2013	Contract owners’ equity:				$56,306,602
2012	Contract owners’ equity:				$53,159,601
*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded.